UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4906

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Connecticut Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--105.3%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--74.0%
Connecticut	5.00	3/15/08	70,000 a	71,250
Connecticut	5.13	3/15/08	25,000 a	25,469
Connecticut	5.75	6/15/10	30,000 a	31,573
Connecticut	5.25	12/15/10	50,000	52,393
Connecticut	5.25	12/15/10	2,500,000 b,c	2,619,662
Connecticut	5.75	6/15/11	3,000,000 b,c	3,157,365
Connecticut	5.13	11/15/11	1,500,000 a	1,578,795
Connecticut	5.00	3/15/12	10,000,000 b,c	10,178,600
Connecticut	5.00	6/1/22	3,500,000	3,710,420
Connecticut	4.50	5/1/25	5,425,000	5,431,022
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000	3,640,280
Connecticut
(Insured; MBIA)	5.25	3/15/10	5,100,000	5,195,268
Connecticut
(Insured; MBIA)	5.38	12/15/10	4,100,000	4,311,027
Connecticut
(Insured; MBIA)	5.25	10/15/13	1,600,000 a	1,722,960
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	30,000	31,441
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	5,500,000 b,c	5,764,220
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	20,000	20,799
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	4,450,000 b,c	4,627,711
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/17	2,275,000	2,359,038
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 a	3,163,796
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	15,000	15,537
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	9,700,000 b,c	10,047,018

Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.25	9/1/07	1,115,000	1,116,427
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.38	9/1/08	2,500,000	2,545,275
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	3,400,000	3,613,996
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	4,585,000	5,048,406
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	4,580,000	4,600,839
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,514,651
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,117,460
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; MBIA)	5.25	9/1/07	1,360,000	1,361,754
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,711,700
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.70	4/1/12	1,990,000	2,045,839
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	3,091,890
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/11	1,765,000	1,772,307
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,

Inc. Project)	5.38	12/1/18	2,300,000	2,330,222
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,046,000
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,200,000	3,306,368
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	1,945,000	2,008,135
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,528,978
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,809,482
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,123,060
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	1,500,000	1,519,410
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	7,880,000	8,772,016
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,301,286
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,604,860
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/11	3,000,000 a	3,185,520
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.50	7/1/11	2,150,000 a	2,302,349
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	1,969,563
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital

Issue) (Insured; AMBAC)	6.13	7/1/14	1,000,000	1,010,210
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA)	5.00	7/1/22	1,000,000	1,047,560
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA)	4.25	7/1/31	4,400,000	4,122,668
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,264,811
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	2,000,000	2,126,520
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,444,650
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	7,620,000	7,818,806
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital Issue) (Insured; ACA)	5.75	7/1/11	455,000	464,523
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital Issue) (Insured; ACA)	6.00	7/1/20	1,000,000	1,021,050
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,501,844
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/25	1,500,000	1,566,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	4,400,000	4,568,168
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	415,000	417,486
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)

(Insured; MBIA)	4.50	11/15/20	1,955,000	1,941,354
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.80	11/15/22	5,020,000	5,036,064
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	1,001,860
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,290,000	3,322,012
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	4,973,560
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.50	5/15/28	4,000,000	3,922,960
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	5,879,594
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,500,000	2,522,600
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	5,038,200
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	5,000,000	5,040,600
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue
(Insured; AMBAC)	5.00	1/1/22	1,335,000	1,413,578
Connecticut Resource Recovery
Authority, Mid-Connecticut
System Subordinated Revenue	5.50	11/15/10	1,000,000 a	1,047,770
Connecticut Resource Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	1,031,160
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000	3,351,270
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	8,050,000	8,070,930

Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,018,200
Fairfield	5.50	4/1/11	2,030,000	2,153,038
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA)	5.00	11/15/25	1,335,000	1,398,079
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	4,840,000	4,990,621
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.35	9/1/27	2,000,000	2,062,340
Hamden
(Insured; MBIA)	5.25	8/15/14	5,000	5,423
Hartford,
Parking System Revenue	6.40	7/1/10	1,000,000 a	1,069,530
Hartford,
Parking System Revenue	6.50	7/1/10	1,500,000 a	1,608,405
Meriden,
GO (Insured; MBIA)	5.00	8/1/16	2,090,000	2,253,710
Middletown	5.00	4/15/08	1,760,000	1,776,491
New Haven,
Air Rights Parking Facility
Revenue (Insured; AMBAC)	5.38	12/1/11	1,165,000	1,237,847
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/30	3,000,000	3,121,320
Sprague,
EIR (International Paper
Company Project)	5.70	10/1/21	1,350,000	1,368,657
Stamford,
GO	6.60	1/15/10	2,750,000	2,937,825
Stamford,
Water Pollution Control System
and Facility Revenue (Insured;
AMBAC)	4.75	9/15/36	5,140,000	5,190,937
University of Connecticut,
GO	4.00	4/1/25	4,200,000	3,967,782
University of Connecticut,
GO	4.00	4/1/26	2,400,000	2,250,864
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,850,000 a	1,956,949
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,770,000 a	1,872,324
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	2,500,000 a	2,644,525
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/24	2,100,000	2,217,159
University of Connecticut,

GO (Insured; FGIC)	5.00	2/15/25	1,000,000	1,054,320
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000	1,286,532
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 a	2,673,325
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 a	2,611,701
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 a	2,153,980
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.25	11/15/21	1,755,000	1,862,511
Westport	5.00	8/15/16	1,500,000	1,614,525
U.S. Related--31.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 a	1,583,160
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000 a	1,372,072
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000 a	4,221,760
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 a	5,311,450
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	3,355,000	3,399,890
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	6,000,000	6,050,880
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	835,560
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	5/15/12	795,000 d	804,222
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.45	5/15/16	1,445,000 d	1,458,135
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/22	125,000	126,020
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,048,630
Puerto Rico Commonwealth	5.50	7/1/12	4,000,000 b,c	4,306,860
Puerto Rico Commonwealth

(Insured; MBIA)	5.50	7/1/13	7,900,000 b,c	8,598,834
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	6,690,000	7,369,035
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,579,005
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/26	3,000,000	3,158,010
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/16	3,270,000	3,643,794
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/12	2,600,000	2,770,534
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	53,836
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/13	100,000	108,846
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/14	4,925,000	5,335,351
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	2,000,000	2,282,900
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/11	1,500,000	1,556,865
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/13	715,000 a	764,557
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/13	2,285,000 a	2,443,373
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/24	5,000,000	5,183,850
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	8,000,000 a	8,405,840
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/12	4,410,000 a	4,719,626
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	6.13	7/1/09	4,000,000	4,178,880
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	2,000,000	2,102,160
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.50	7/1/16	5,000,000 a	5,575,550
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	10,000	10,684
Puerto Rico Highways and
Transportation Authority,

Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,580,000 b,c	4,893,318
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	5,000,000	5,713,650
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	4,900,000	1,283,065
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	4,000,000	4,195,080
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	665,000	677,136
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	5,000,000	5,374,350
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Loan Notes	5.50	10/1/08	1,500,000	1,526,340
Virgin Islands Water and Power
Authority, Electric System
Revenue	5.30	7/1/21	1,750,000	1,761,410
Total Long-Term Municipal Investments
(cost $412,754,302)				423,214,983
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; Radian and Liquidity
Facility; JPMorgan Chase Bank)	3.66	8/1/07	500,000 e	500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	3.54	8/1/07	1,500,000 e	1,500,000
Total Short-Term Municipal Investments
(cost $2,000,000)				2,000,000
Total Investments (cost $414,754,302)			105.8%	425,214,983
Liabilities, Less Cash and Receivables			(5.8%)	(23,284,526)
Net Assets			100.0%	401,930,457

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $54,193,588 or 13.5% of net assets.
c	Collateral for floating rate borrowings.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Florida Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.6%	Rate (%)	Date	Amount ($)	Value ($)

Florida--95.3%
Brevard County School Board,
COP (Insured; FGIC)	5.00	7/1/25	2,000,000	2,065,580
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments Project)	5.60	7/1/21	1,975,000	2,004,981
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,014,150
Broward County School Board,
COP (Insured; FSA)	5.00	7/1/21	1,250,000	1,291,163
Broward County School Board,
COP (Insured; MBIA)	5.25	7/1/18	1,855,000	1,961,514
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.25	6/1/14	1,485,000	1,562,279
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.00	6/1/20	1,465,000	1,503,134
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,520,000	2,660,440
Davie,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/18	475,000	503,809
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,845,000	1,873,468
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,535,041
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,661,280
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,006,900
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,028,580
Florida Intergovernmental Finance
Commission, Capital Revenue

(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,541,280
Jacksonville,
Excise Taxes Revenue (Insured;
AMBAC)	5.38	10/1/19	3,450,000	3,658,518
Jacksonville,
Guaranteed Entitlement Revenue
(Insured; FGIC)	5.38	10/1/20	3,000,000	3,181,320
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/25	2,845,000	2,946,054
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	125,000	126,230
Manatee County Housing Finance
Authority, Mortgage Revenue
(Collateralized; GNMA)	5.85	11/1/33	1,430,000	1,495,737
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000	1,300,073
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; XLCA)	5.00	10/1/30	2,000,000	2,037,460
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,743,174
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villa II Project) (Insured;
FSA)	5.70	7/1/21	400,000	409,220
Miami-Dade County Housing Finance
Authority, MFMR (Miami Stadium
Apartments) (Insured; FSA)	5.40	8/1/21	1,275,000	1,295,821
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,037,040
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,202,859
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,840,000	2,931,732
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/32	1,000,000	1,033,310
Osceola County Industrial
Development Authority, Revenue

(Community Provider Pooled
Loan Program)	7.75	7/1/17	953,000	953,867
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	1,715,000	1,862,799
Palm Bay,
Utility Revenue (Palm Bay
Utility Corporation Project)
(Insured; MBIA)	5.00	10/1/19	500,000	522,470
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	994,271
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/17	1,905,000	1,996,821
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/22	1,000,000	505,090
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	479,700
Port Saint Lucie,
Storm Water Utility Revenue
(Insured; MBIA)	5.00	5/1/23	1,750,000	1,808,852
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA)	0.00	9/1/33	4,000,000	1,078,720
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,745,000	1,764,719
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/21	1,095,000	1,150,451
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,000,000	1,040,800
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/31	815,000	843,973
Tampa,
Utilities Tax Improvement
Revenue (Insured; AMBAC)	0.00	4/1/17	2,110,000	1,395,638
Village Center Community
Development District, Utility
Revenue (Insured; MBIA)	5.25	10/1/23	1,000,000	1,060,660
Winter Garden Village at Fowler
Groves Community Development

District, Special Assessment	5.65	5/1/37	770,000	770,716
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,837,589
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA)	5.00	4/1/20	1,585,000	1,641,204
U.S. Related--1.3%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,050,420
Total Long-Term Municipal Investments
(cost $74,663,275)				76,370,907
Short-Term Municipal	Coupon	Maturity	Principal
Investment--2.3%	Rate (%)	Date	Amount ($)	Value ($

Florida;
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (Insured; Radian
Bank and Liquidity Facility;
SunTrust Bank)
(cost $1,795,000)	3.71	8/1/07	1,795,000 [a]	1,795,000
Total Investments (cost $76,458,275)			98.9%	78,165,907
Cash and Receivables (Net)			1.1%	901,302
Net Assets			100.0%	79,067,209

a Securities payable on demand. Variable interest rate-subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Maryland Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--94.6%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,356,317
Anne Arundel County,
Special Obligation Revenue
(Arundel Mills Project)	5.13	7/1/21	1,000,000	1,058,680
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/21	1,000,000	1,058,680
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/23	1,125,000	1,191,015
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,229,183
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	565,000	607,872
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA)	5.00	7/1/23	1,355,000	1,423,129
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/16	1,500,000	1,580,775
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary's University)	4.50	9/1/25	1,500,000	1,386,930
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; FSA)	6.50	9/1/12	10,000,000	10,694,600
Harford County,
MFHR (GMNA
Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,460,380
Howard County,
COP	8.15	2/15/20	605,000	826,938
Howard County,
GO (Consolidated Public
Improvement Project)	5.00	8/15/19	1,000,000	1,051,730

Howard County,
GO (Metropolitan District
Project)	5.25	2/15/12	155,000 a	164,585
Howard County,
GO (Metropolitan District
Project)	5.25	8/15/19	1,545,000	1,623,424
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	3,089,430
Maryland,
State and Local Facilities Loan	5.00	8/1/16	5,000,000	5,290,050
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.00	9/1/23	515,000	518,873
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.60	7/1/33	1,200,000	1,215,804
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single Family
Program)	4.95	4/1/15	4,605,000	4,711,928
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,865,000	1,885,067
Maryland Community Development
Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/36	1,610,000	1,617,905
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.30	9/1/16	5,000,000	5,106,250
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.80	9/1/32	3,000,000	2,914,230
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.95	9/1/38	1,250,000	1,233,337
Maryland Community Development

Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/47	2,275,000	2,168,894
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000	3,323,736
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,682,283
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000	10,002,879
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	5,000,000	5,311,150
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,111,755
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Frostburg
State University Project)	6.00	10/1/24	5,000,000	5,069,600
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	3,036,317
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000	957,720
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.00	6/1/13	1,760,000 a	1,959,514
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects) (Insured; CIFG)	5.00	6/1/25	2,770,000	2,901,769
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,840,492
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at

Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,840,545
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,000,000	1,003,590
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/18	500,000	533,185
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/19	665,000	708,983
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/20	750,000	798,585
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/21	550,000	585,382
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Hospital Issue)	5.00	11/15/19	7,600,000	7,905,216
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	7,250,000	7,454,305
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins University Issue)	5.00	7/1/32	1,315,000	1,350,255
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County)	6.70	7/1/09	875,000	896,341
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.75	7/1/17	3,000,000	3,162,270
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	6.00	7/1/22	2,000,000	2,121,860
Maryland Health and Higher
Educational Facilities

Authority, Revenue (University
of Maryland Medical System
Issue)	6.00	7/1/32	3,000,000	3,165,930
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; AMBAC)	5.00	7/1/24	1,000,000	1,036,930
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; FGIC)	7.00	7/1/22	4,510,000	5,711,058
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	500,895
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	1,200,000	1,202,124
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	528,135
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	5.50	5/1/20	420,000	438,115
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	6.00	5/1/35	1,000,000	1,061,200
Montgomery County,
Consolidated Public Improvement	5.25	10/1/15	2,000,000	2,120,860
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	519,905
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	3,099,682
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	12,873,235
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	679,167
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,495,000	2,485,444
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/20	500,000	522,210
Morgan State University,

Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/22	1,000,000	1,040,960
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,454,852
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,265,726
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/15	7,000,000	7,454,230
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	8,000,000	8,493,440
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,968,320
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,240,400
Westminster,
Educational Facilities Revenue
(McDaniel College, Inc.
Project)	5.00	11/1/22	1,200,000	1,227,576
U.S. Related--3.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,079,240
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.13	7/1/30	1,970,000	2,037,985
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,288,488
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	3,000,000	3,146,310
Total Long-Term Municipal Investments
(cost $198,762,260)				202,666,155
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.8%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity

Facility; Bank of America)
(cost $1,700,000)	3.64	8/1/07	1,700,000 [b]	1,700,000
Total Investments (cost $200,462,260)			99.1%	204,366,155
Cash and Receivables (Net)			.9%	1,927,047
Net Assets			100.0%	206,293,202

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--85.8%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000	2,033,984
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000	2,121,294
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000	2,225,279
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000	2,334,463
Boston	5.75	2/1/10	1,000,000 a	1,047,110
Boston	5.75	2/1/10	3,945,000 a	4,130,849
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,830,850
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	1,640,000	1,652,300
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,097,720
Brookline	5.25	4/1/20	3,860,000	4,020,885
Fall River
(Insured; MBIA)	5.25	6/1/10	1,000,000	1,011,160
Greater Lawrence Sanitation
District (Insured; MBIA)	5.75	6/15/10	1,425,000 a	1,513,735
Holliston
(Insured; MBIA)	5.25	4/1/20	1,655,000	1,752,099
Holyoke Gas and Electric
Department, Revenue (Insured;
MBIA)	5.38	12/1/15	1,245,000	1,330,793
Hopkinton	5.00	9/1/17	1,735,000	1,815,903
Hopkinton	5.00	9/1/18	1,735,000	1,803,914
Hopkinton	5.00	9/1/19	1,735,000	1,801,503
Hopkinton	5.00	9/1/20	1,735,000	1,801,503
Marblehead	5.00	8/15/23	1,835,000	1,919,649
Marblehead	5.00	8/15/24	1,925,000	2,012,607
Massachusetts	5.25	8/1/22	2,650,000	2,927,746
Massachusetts	4.14	11/1/25	5,000,000 b	4,970,000
Massachusetts
(Insured; AMBAC)	6.00	8/1/10	1,500,000	1,593,825
Massachusetts
(Insured; FSA)	5.25	9/1/23	1,000,000	1,110,060
Massachusetts,

Consolidated Loan	5.00	3/1/15	60,000 a	64,181
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.13	3/1/12	3,000,000 a	3,154,710
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.38	8/1/12	1,000,000 a	1,067,120
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000	1,039,480
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000	1,031,090
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,307,601
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,213,040
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	905,000 a	941,508
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	3,000,000 a	3,121,020
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,518,704
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	590,000	608,290
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000 a	1,052,640
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000	1,077,600
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA)	5.50	7/1/27	3,000,000	3,441,150
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	0.00	5/1/26	5,385,000	2,299,557
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	2,005,622
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	1,107,843
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 a	2,153,420
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/23	1,000,000	1,106,560
Massachusetts Development Finance

Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000	5,183,950
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	663,090
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,653,975
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000	1,227,588
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA)	5.63	1/1/14	2,000,000	2,140,400
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,004,320
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	445,000	447,941
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,460,246
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	320,000	322,339
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	5,000,000	4,893,200
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA)	5.13	12/1/14	475,000	475,803
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,485,000	1,614,269
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	5,100,000	5,411,355
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
College Program) (Insured;
AMBAC)	5.25	10/1/26	2,845,000	2,936,808
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark

Health System Issue) (Insured;
FSA)	5.25	7/1/10	2,055,000	2,099,511
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
Pilgrim Health Care Issue)
(Insured; FSA)	5.25	7/1/11	1,675,000	1,706,406
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.00	7/1/10	2,500,000 a	2,674,600
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	3,053,347
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/35	1,030,000	1,071,437
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	5,000,000	5,640,500
Massachusetts Health and
Educational Facilities
Authority, Revenue (Medical
Academic and Scientific
Community Organization Issue)	6.63	1/1/15	2,500,000	2,525,925
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/12	2,250,000 a	2,521,733
Massachusetts Health and
Educational Facilities
Authority, Revenue (New
England Medical Center
Hospitals Issue) (Insured;
FGIC)	5.38	5/15/17	1,950,000	2,058,381
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	1,290,000 a	1,390,607
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/11	1,100,000 a	1,195,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000	1,638,423

Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000	48,506
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/20	1,200,000	1,221,768
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000	64,453
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	5,000,000	5,012,950
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA)	5.13	7/1/11	1,000,000	1,011,010
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,123,837
Massachusetts Health and
Educational Facilities
Authority, Revenue (The
Schepens Eye Research
Institute, Inc. Issue)
(Insured; ACA)	6.50	7/1/28	2,100,000	2,227,848
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/17	1,700,000	1,902,980
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,824,566
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	2/15/30	2,000,000	2,060,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,922,477
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,049,381

Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; MBIA)	5.40	6/1/20	345,000	349,450
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,620,000	1,634,353
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,250,000	1,260,350
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	1,998,560
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	2,000,000	2,032,840
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	2,000,000	2,023,380
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	3,007,980
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,180,000	2,186,126
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	2,022,120
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,000,000	2,056,220
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,826,633
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/14	2,000,000	2,123,280
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,169,363
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(Massachusetts Water Resources
Authority Program)	6.00	8/1/14	1,015,000	1,066,430
Massachusetts Water Resources
Authority (Insured; MBIA)	5.20	8/1/11	1,000,000 a	1,057,890
Massachusetts Water Resources
Authority (Insured; MBIA)	5.25	8/1/26	2,000,000	2,159,020
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,500,000	1,632,000
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000	1,201,362
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,302,231
Pittsfield
(Insured; MBIA)	5.13	4/15/22	1,500,000	1,578,810

Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,500,000 a	1,579,935
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,000,000 a	1,053,290
Sandwich
(Insured; MBIA)	5.00	7/15/19	1,000,000	1,066,390
Springfield,
Municipal Purpose Loan
(Insured; FGIC)	5.00	8/1/11	1,000,000 a	1,053,200
Triton Regional School District
(Insured; FGIC)	5.25	4/1/19	1,420,000	1,492,434
Triton Regional School District
(Insured; FGIC)	5.25	4/1/20	1,420,000	1,492,434
Westfield
(Insured; FGIC)	6.50	5/1/10	1,750,000 a	1,889,457
U.S. Related--12.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,110,880
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,110,880
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	2,020,000	2,047,028
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,255,558
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	348,150
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,579,005
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	2,000,000	2,100,840
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/14	1,000,000	1,083,320
Puerto Rico Commonwealth,
Public Improvement (Insured;
XLCA)	5.25	7/1/17	1,460,000	1,602,496
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	0.00	7/1/20	5,000,000	2,716,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/31	2,000,000	2,051,280
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	2,665,000	697,830

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,000,000	1,124,370
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,134,973
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,274,977
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	3,000,000	3,146,310
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	680,000	692,410
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	514,370
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,020,040
Total Long-Term Municipal Investments
(cost $228,345,304)				235,578,312
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.0%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	3.64	8/1/07	1,200,000 c	1,200,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.64	8/1/07	1,200,000 c	1,200,000
Total Short-Term Municipal Investments
(cost $2,400,000)				2,400,000
Total Investments (cost $230,745,304)			99.1%	237,978,312
Cash and Receivables (Net)			.9%	2,062,833
Net Assets			100.0%	240,041,145

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest subject to periodic change.
c Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Michigan Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.9%	Rate (%)	Date	Amount ($)	Value ($)

Michigan--99.0%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000	4,706,370
Allen Park Public Schools,
GO - Unlimited Tax (Insured;
FSA)	4.25	5/1/33	500,000	465,510
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	6,064,080
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	3,800,000	2,146,582
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 a	4,305,920
Detroit,
Water Supply System Revenue
(Insured; MBIA)	5.00	7/1/34	5,365,000	5,501,378
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,187,100
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	1,187,505
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,165,980
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	3,500,000	3,584,875
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,515,000	2,585,747
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,852,056
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 a	3,135,300
Huron Valley School District,
GO - Unlimited Tax (Insured;
FGIC)	0.00	5/1/18	6,270,000	3,921,760
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,273,640
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital

Project)	6.25	7/1/40	2,000,000	2,167,800
Michigan Higher Education
Facilities Authority, LOR
(Hillsdale College Project)	5.00	3/1/35	1,200,000	1,219,800
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,582,381
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000	75,121
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	3,500,000	3,736,705
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48	1,270,000	1,275,512
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; FSA)	5.20	10/1/42	2,500,000	2,510,350
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.38	10/1/21	10,200,000 b,c	10,816,437
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	719,817
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	1,000,000	1,029,520
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,297,550
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,400,000	2,392,752
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; FGIC)	6.95	9/1/22	2,000,000	2,556,000
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/31	3,170,000	3,325,837
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,392,455
Stockbridge Community Schools,
School Building and Site Bonds
(GO - Unlimited Tax)	5.50	5/1/10	600,000 a	626,712
Sturgis Public School District,

School Building and Site Bonds
(GO - Unlimited Tax)	5.63	5/1/10	5,085,000 a	5,327,809
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,479,750
Wayne County Airport Authority,
Revenue (Detroit Metropolitan
Wayne County Airport)
(Insured; MBIA)	5.25	12/1/25	2,500,000	2,621,850
U.S. Related--1.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	348,150
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.30	6/1/23	1,410,000	1,410,592
Total Long-Term Municipal Investments
(cost $89,582,383)				94,996,703
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.6%	Rate (%)	Date	Amount ($)	Value ($)

Michigan;
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.64	8/1/07	1,000,000 d	1,000,000
Michigan Strategic Fund,
LOR (Henry Ford Museum and
Greenfield Village Project)
(LOC; Comerica Bank)	3.64	8/1/07	1,080,000 d	1,080,000
Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group) (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.64	8/1/07	1,300,000 d	1,300,000
Total Short-Term Municipal Investments
(cost $3,380,000)				3,380,000
Total Investments (cost $92,962,383)			104.5%	98,376,703
Liabilities, Less Cash and Receivables			(4.5%)	(4,274,282)
Net Assets			100.0%	94,102,421

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, this security amounted to $10,816,437 or 11.5% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Minnesota Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.1%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	885,000	936,180
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000	650,565
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corporation)	6.95	12/1/08	1,140,000	1,170,176
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; MBIA)	4.75	1/1/27	3,175,000	3,229,165
Bloomington Independent School
District Number 271 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.13	2/1/24	2,000,000	2,098,960
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000 a	3,195,450
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000	1,058,256
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	10/20/12	1,500,000 a	1,752,930
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc.
Project)	5.25	12/1/46	1,500,000	1,464,540
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,038,340
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	993,110	1,019,120
Duluth Economic Development

Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	3,000,000	3,277,380
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/20	2,510,000	2,640,545
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/21	2,640,000	2,777,306
Lakeville Independent School
District Number 194 (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	8,700,000	9,354,153
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit
Enhancement Program) (Insured;
MBIA)	0.00	2/1/17	1,275,000	850,234
Minneapolis	0.00	12/1/14	1,825,000	1,359,114
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.00	4/1/10	300,000	299,496
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.50	4/1/29	1,000,000	967,770
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,076,640
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	1,020,340
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,071,270
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,446,751
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	4,995,000 a	5,267,477
Minnesota,

Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,553,588
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 a	4,183,179
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	159,344
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,198,840
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,855,140
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,501,800
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	3,395,000	3,455,804
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	960,000	982,003
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	935,000	955,729
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA)	5.45	1/1/22	465,000	481,610
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	5.40	1/1/16	10,000,000 b,c	10,412,450
Northfield,
HR	6.00	11/1/11	2,000,000 a	2,163,300
Northfield,
HR	5.38	11/1/31	2,240,000	2,274,877
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	1,061,650
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; MBIA)	0.00	4/1/14	2,960,000	2,257,592
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,563,150
Saint Paul Housing and
Redevelopment Authority,

Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000	1,599,075
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.70	11/1/15	2,000,000	2,045,480
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,032,580
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,551,374
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000 a	3,031,916
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/25	4,505,000	2,019,546
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/26	4,625,000	1,969,371
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000	1,002,670
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; MBIA)	5.50	2/1/32	2,000,000	2,091,000
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.38	11/15/18	2,215,000	2,251,946
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,119,080
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,505,370
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,655,325
Total Long-Term Municipal Investments
(cost $113,704,618)				118,956,947
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.1%	Rate (%)	Date	Amount ($)	Value ($)

Mankato,
Revenue (Bethany Lutheran
College, Inc. Project) (LOC;
Wells Fargo Bank)	3.64	8/1/07	1,000,000 d	1,000,000
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	3.61	8/7/07	1,055,000 d	1,055,000
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	3.61	8/7/07	1,560,000 d	1,560,000
Total Short-Term Municipal Investments
(cost $3,615,000)				3,615,000
Total Investments (cost $117,319,618)			104.2%	122,571,947
Liabilities, Less Cash and Receivables			(4.2%)	(4,931,168)
Net Assets			100.0%	117,640,779

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, this security amounted to $10,412,450 or 8.9% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, North Carolina Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina--83.0%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 a	1,060,040
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14	2,000,000	2,139,400
Cary	5.00	3/1/19	1,500,000	1,572,765
Charlotte	5.60	6/1/10	1,770,000 a	1,888,909
Charlotte	5.00	7/1/21	1,525,000	1,584,124
Charlotte	5.00	7/1/22	2,110,000	2,187,057
Charlotte,
Airport Revenue (Insured; MBIA)	5.75	7/1/09	1,500,000 a	1,560,120
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 a	2,137,660
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,060,200
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	999,960
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,794,312
Durham County,
GO Public Improvement	5.00	6/1/18	1,000,000	1,071,520
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,043,090
Johnston County,
GO (Insured; MBIA)	4.50	2/1/25	1,250,000	1,252,187
New Hanover County,
GO, Public Improvement Bonds	5.75	11/1/10	1,700,000 a	1,832,328
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	10/1/12	1,000,000 a	1,058,930
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,149,170
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,184,680
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	910,000	927,845
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage

Revenue (DePaul Community
Facilities Project)	7.63	11/1/29	2,115,000	2,206,474
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	1,045,600
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,203,055
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/25	1,000,000	1,052,450
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/30	2,000,000	2,098,660
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,094,220
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	2,068,968
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	1,039,090
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project)	6.50	7/1/13	1,000,000 a	1,139,280
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church Homes
and Services)	5.25	9/1/21	1,000,000	1,009,660
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	3,477,793
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	496,060
Orange County,
COP (Orange County Public

Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	494,680
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,042,700
Sampson County,
COP (Insured; FSA)	4.75	6/1/31	1,000,000	1,007,370
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 a	1,773,593
Wilkes County,
COP (Insured; MBIA)	4.50	6/1/26	1,000,000	981,870
Winston Salem,
COP	4.75	6/1/31	1,000,000	1,011,090
U.S. Related--15.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	348,150
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,058,920
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,050,420
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	1,315,000	1,509,975
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/15	1,000,000 a	1,074,630
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation Bonds) (Insured;
MBIA)	5.38	8/1/11	3,000,000 a	3,175,530
Virgin Islands Public Finance
Authority, Refinery Facilities
Senior Secured Revenue
(HOVENSA Refinery)	4.70	7/1/22	1,000,000	968,580
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	874,429
Total Investments (cost $62,117,870)			98.3%	64,807,544
Cash and Receivables (Net)			1.7%	1,107,195
Net Assets			100.0%	65,914,739

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	At July 31, 2007, the fund had $17,295,969 or 26.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Ohio Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.3%	Rate (%)	Date	Amount ($)	Value ($)

Ohio--94.3%
Adena Local School District,
GO School Improvement Bonds	5.50	12/1/21	1,085,000	1,168,241
Akron	6.00	12/1/12	1,380,000	1,523,492
Akron
(Insured; MBIA)	5.50	12/1/20	1,460,000	1,547,147
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000	1,023,610
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	737,190
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	500,610
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	600,000	589,014
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	971,170
Brunswick City School District,
GO School Improvement Bonds
(Insured; AMBAC)	5.00	12/1/23	2,000,000	2,053,140
Cincinnati,
Water System Revenue	5.00	6/1/11	1,000,000 a	1,041,110
Cincinnati,
Water System Revenue	5.00	6/1/11	3,130,000 a	3,258,674
Cincinnati,
Water System Revenue	5.00	12/1/32	4,000,000	4,188,840
Cincinnati City School District,
COP (City School District of
the City of Cincinnati School
Improvement Project) (Insured;
FSA)	5.00	12/15/32	3,000,000	3,110,040
Cincinnati City School District,
GO School Improvement Bonds
(Insured; MBIA)	5.38	12/1/11	6,560,000 a	6,956,749
Cincinnati State Technical and
Community College, General

Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,825,000	2,986,081
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,340,398
Cleveland,
COP (Stadium Project)
(Insured; AMBAC)	5.25	11/15/22	1,210,000	1,238,266
Cleveland,
Waterworks Revenue (Insured;
FSA)	5.00	1/1/23	1,315,000	1,332,963
Cleveland,
Waterworks Revenue (Insured;
MBIA)	5.50	1/1/21	8,000,000	8,957,680
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	2,345,000	2,538,978
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,978,979
Columbus City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.00	12/1/14	765,000 a	818,535
Columbus City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	4.25	12/1/32	2,950,000	2,759,430
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	6,801,875
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	4,845,000 a	5,059,343
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/19	1,860,000	1,958,822
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/20	1,400,000	1,474,382
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000	262,899
Franklin County,
Multifamily Housing Mortgage

Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	1,200,000	1,233,996
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation - University of
Cincinnati, Lessee, Project)
(Insured; MBIA)	5.00	6/1/33	2,000,000	2,081,720
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	6,947,983
Hamilton County,
Sewer System Revenue (Insured;
MBIA)	5.25	12/1/11	1,000,000 a	1,057,170
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA)	5.75	12/1/11	2,020,000 a	2,175,479
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/13	1,655,000	1,283,055
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/14	1,655,000	1,225,445
Huron County,
Hospital Facilities
Improvement Revenue
(Fisher-Titus Medical Center)	5.25	12/1/37	2,000,000	2,028,240
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.50	12/1/11	4,050,000 a	4,321,634
Little Miami Local School
District, GO School
Improvement Bonds (Insured;
FSA)	5.00	12/1/16	1,370,000 a	1,474,435
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000	5,586,550
Massillon City School District,
GO (Various Purpose
Improvement) (Insured; MBIA)	5.00	12/1/25	1,150,000	1,190,262
Milford Exempt Village School
District, GO School
Improvement Bonds (Insured;
FSA)	6.00	12/1/11	1,910,000 a	2,075,922
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,089,520
North Royalton City School
District, GO School
Improvement Bonds (Insured;
MBIA)	6.10	12/1/09	2,500,000 a	2,675,500

Ohio
(Insured; FSA)	6.24	3/15/20	15,520,000 b,c	16,155,078
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000	3,181,140
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	3,000,000	3,050,460
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC)	5.00	5/1/23	2,250,000	2,335,140
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	6.05	9/1/17	755,000	770,651
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000	2,770,294
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	8,049,041
Otsego Local School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.38	12/1/14	1,460,000 a	1,596,802
Pickerington Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.25	12/1/11	6,000,000 a	6,343,020
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	2,400,480
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	2,659,500
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000	2,134,275
Rocky River,
Various Purpose GO (Insured;
AMBAC)	5.00	12/1/24	1,685,000	1,758,955
Strongsville,
Library Improvement (Insured;
FGIC)	5.50	12/1/20	1,700,000	1,801,473
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000 a	2,182,780

Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	660,000	660,172
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,055,410
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Toledo Express Airport Project)	6.38	11/15/32	2,425,000	2,593,780
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	2,165,000 a	2,333,307
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	1,500,000 a	1,616,610
University of Cincinnati,
General Receipts Bonds
(Insured; MBIA)	5.00	6/1/21	3,040,000	3,131,139
Warren,
Waterworks Revenue (Insured;
FGIC)	5.50	11/1/15	1,450,000	1,561,331
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.00	12/1/30	2,945,000	3,042,892
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	5.38	12/1/10	2,195,000 a	2,321,871
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	6.00	12/1/10	2,370,000 a	2,552,940
U.S. Related--8.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	870,375
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,058,920
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	5,000,000	5,771,850
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.25	6/1/26	1,935,000	1,938,599
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,224,610
Virgin Islands Public Finance

Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	3,000,000	3,084,900
Total Investments (cost $195,999,393)			102.3%	204,632,364
Liabilities, Less Cash and Receivables			(2.3%)	(4,666,674)
Net Assets			100.0%	199,965,690

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempts from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, this security amounted to $16,155,078 or 8.1% of net assets.
c	Collateral for floating rate borrowings.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.4%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania--98.0%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,085,711
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/19	1,900,000	1,983,486
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA)	5.00	9/1/19	895,000	913,500
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,565,400
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	12/1/11	1,480,000 a	1,549,959
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.38	12/1/11	1,340,000 a	1,423,241
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	1,255,000	1,327,539
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Care Center)
(Collateralized; GNMA)	5.80	4/20/29	5,990,000	6,355,869
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	498,907
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	930,811
Central Bucks School District,
GO (Insured; FGIC)	5.00	5/15/12	580,000 a	609,534
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	1,108,880
Council Rock School District,
GO (Insured; MBIA)	5.00	11/15/11	1,400,000 a	1,465,548
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,052
Dauphin County General Authority,

Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	3,000,000	2,805,390
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	5,262,515
Harrisburg Authority,
Office and Parking Revenue	6.00	5/1/08	2,000,000 a	2,033,760
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	2,000,000	2,003,460
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/18	2,750,000	1,709,235
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/18	2,750,000	1,670,927
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/19	2,750,000	1,577,235
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/20	2,750,000	1,518,990
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/20	2,500,000	1,349,125
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	283,916
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	1,547,544
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,507,031
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/16	50,000	53,123
Montour School District,
GO (Insured; FSA)	5.00	4/1/32	2,000,000 b	2,089,540
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	2,370,000 a	2,503,905
North Allegheny School District,
GO (Insured; FGIC)	5.05	11/1/21	1,455,000	1,509,068
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000	653,739
Northampton County General Purpose
Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000	2,328,507
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian

Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000	1,933,546
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 a	467,833
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,271,925
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	598,380
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	1,794,565
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	1,705,576
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	1,620,035
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/19	560,000	577,954
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/20	1,915,000	1,976,395
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,346,550
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,564,296
Pennsylvania Housing Finance
Agency, SFMR	5.00	4/1/16	2,000,000	2,051,240
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000	5,053,250
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,230,000	2,100,749
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/15	1,000,000	1,025,370
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/08	350,000 a	359,051
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/23	75,000	76,558

Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/08	2,185,000 a	2,248,562
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	3,780,000	3,886,634
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	555,000	570,074
Philadelphia,
Gas Works Revenue (1998
General Ordinance-4th Series)
(Insured; FSA)	5.25	8/1/22	2,000,000	2,099,000
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA)	5.60	8/1/18	800,000	852,440
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/15	2,870,000	3,069,637
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,698,279
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	2,000,000	2,032,220
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,746,384
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,818,988
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.00	4/15/30	3,480,000	3,602,322
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,285,000	1,209,031
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/11	3,585,000 a	3,880,906
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.85	12/1/11	3,000,000 a	3,259,500
Sayre Health Care Facilities

Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000	1,225,172
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,518,980
Scranton School District,
GO Notes (Insured; MBIA)	5.00	4/1/18	1,390,000	1,421,317
Scranton School District,
GO Notes (Insured; MBIA)	5.00	4/1/19	2,710,000	2,765,528
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 a	2,161,203
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000	1,051,855
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000	1,131,751
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000	1,182,871
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/13	1,070,000 a	1,129,824
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/13	1,100,000 a	1,161,501
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA)	5.00	9/1/11	3,680,000 a	3,839,528
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,610,000	3,856,058
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000 a	793,102
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/17	1,660,000	1,730,915
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/18	2,010,000	2,080,169
Upper Merion Area School District,
GO	5.25	2/15/13	1,785,000 a	1,907,915
Upper Merion Area School District,

GO	5.25	2/15/13	1,000,000 a	1,068,860
Warwick School District,
GO (Insured; FSA)	5.00	2/1/27	1,150,000	1,191,538
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000	3,005,370
U.S. Related--1.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,079,240
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,050,420
Total Investments (cost $148,825,131)			99.4%	155,125,814
Cash and Receivables (Net)			.6%	966,728
Net Assets			100.0%	156,092,542

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Virginia Series
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.7%	Rate (%)	Date	Amount ($)	Value ($)

Virginia--80.3%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,521,672
Albemarle County Industrial
Development Authority,
Residential Care Facility
Mortgage Revenue
(Westminster-Canterbury of the
Blue Ridge)	5.00	1/1/31	1,000,000	976,360
Alexandria,
Consolidated Public Improvement	5.50	6/15/10	2,625,000 a	2,775,176
Alexandria,
GO	5.00	6/15/21	1,000,000	1,091,680
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	1,005,030
Bristol,
Utility System Revenue
(Insured; MBIA)	5.25	7/15/20	2,185,000	2,313,587
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	1,200,000	1,241,676
Chesapeake,
GO Public Improvement	5.50	12/1/17	1,750,000	1,862,770
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,640,760
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,950,000	3,033,721
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 a	1,743,824
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 a	1,928,216
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26	1,000,000	946,790
James City County Economic
Development Authority,

Residential Care Facility
First Mortgage Revenue
(Williamsburg Landing, Inc.)	5.50	9/1/34	750,000	757,072
Loudoun County Sanitation
Authority, Water and Sewer
Revenue	5.00	1/1/33	2,000,000	2,071,960
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,110,190
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	503,790
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	600,000	626,658
Prince William County,
COP (Prince William County
Facilities) (Insured; AMBAC)	4.50	9/1/25	1,400,000	1,388,828
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000	1,043,800
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000	3,341,614
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	5.50	7/1/21	2,500,000	2,637,825
Spotsylvania County Industrial
Development Authority, Public
Facility Revenue (Spotsylvania
School Facilities Project)
(Insured; AMBAC)	5.00	2/1/30	1,500,000	1,550,835
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.63	6/1/15	1,000,000 a	1,105,250
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; FSA)	5.00	7/1/24	1,000,000	1,048,220
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	1,000,000	993,880
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	987,860
Virginia Housing Development
Authority, Commonwealth

Mortgage Revenue	5.10	10/1/35	1,000,000 b	1,007,310
Virginia Housing Development
Authority, Multi-Family Housing	5.95	5/1/16	710,000	725,762
Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000 a	2,852,820
Virginia Resource Authority,
Clean Water Revenue (State
Revolving Fund)	5.38	10/1/10	3,035,000 a	3,181,257
Western Virginia Regional Jail
Authority, Regional Jail
Facility Revenue (Insured;
MBIA)	5.00	6/1/21	1,000,000	1,062,600
U.S. Related--22.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 a	1,593,435
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	348,150
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,058,920
Puerto Rico Commonwealth
(Insured; MBIA)	5.50	7/1/12	5,900,000 c,d	6,352,619
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	53,835
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 a	3,269,250
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/31	1,300,000	1,300,949
Total Long-Term Municipal Investments
(cost $61,894,153)				64,055,951
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.7%	Rate (%)	Date	Amount ($)	Value ($)

Virginia;
Loudoun County Industrial
Development Authority
Multi-Modal Revenue (Howard
Hughes Medical Institute Issue)	3.55	8/1/07	500,000 e	500,000
Loudoun County Industrial
Development Authority,
Multi-Modal Revenue (Howard
Hughes Medical Institute Issue)	3.64	8/1/07	1,200,000 e	1,200,000
Total Short-Term Municipal Investments
(cost $1,700,000)				1,700,000
Total Investments (cost $63,594,153)			105.4%	65,755,951
Liabilities, Less Cash and Receivables			(5.4%)	(3,396,657)

Net Assets 100.0%	62,359,294

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, this security amounted to $6,352,619 or 10.2% of net assets.
d	Collateral for floating rate borrowings.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

>

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)